COMMITMENTS AND CONTINGENCIES (Details Narrative) - Hainan Haifu Technology Ltd [Member] - Website Platform Maintenance Agreement [Member]	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Website maintenance services, monthly fees	$ 22,231
Average rate | $ / shares	$ 6.7473
Cash insured deposit	$ 78,740